Income Taxes - Reconciliation of income tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of income tax expense
Loss before income tax for the year	$ (78,970,000)	$ (159,560,000)	$ (24,970,000)
Net loss for the year	(81,687,000)	(144,554,000)	$ (24,970,000)
Tax effects of foreign jurisdiction (Australia):
Tax at the Australian tax rate of 30% (2022 - Cayman Island nil%)	(23,691,000)	(47,868,000)
Tax rate differential	21,035,000	16,792,000
Non-deductible expenses	(1,777,000)	16,070,000
Adjustments for current and deferred tax of prior periods	7,150,000
Income tax benefit	$ 2,717,000	$ (15,006,000)
Statutory rate	30.00%	0.00%	0.00%
Australia
Tax effects of foreign jurisdiction (Australia):
Statutory rate	30.00%	30.00%
Cayman Island
Tax effects of foreign jurisdiction (Australia):
Statutory rate			0.00%